Related Party Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY DISCLOSURES
Sales	$ 1,504	$ 1,356
Purchases	130	139
Accounts receivable	41	108
Accounts payable and accrued liabilities		3
Compensation of Key Management Personnel
Salaries and other short-term benefits	12	10
Pension and other post-retirement benefits	2	3
Share-based compensation	63	46
Total	77	59
Petroles Cadeko Inc.
RELATED PARTY DISCLOSURES
Sales	823	585
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	$ 4	$ 400